VIEs (VIEs Consolidated within Sogou Group, Financial Information) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
ASSETS
Cash and cash equivalents	$ 142,464	$ 185,175
Restricted cash	5,370	0
Short-term investments	995,350	851,327
Account and financing receivables, net	131,813	142,886
Prepaid and other current assets	26,888	40,122
Due from related parties	2,837	2,608
Total current assets	1,304,722	1,222,118
Long-term investments, net	63,345	63,305
Fixed assets, net	110,006	147,495
Goodwill	5,534	5,625	$ 5,908
Other assets	20,975	9,159
Total assets	1,522,402	1,462,844
LIABILITIES
Accounts payable	111,587	108,679
Accrued and other short-term liabilities	150,275	151,399
Receipts in advance	67,902	65,324
Accrued salary and benefits	24,167	32,079
Taxes payable	76,688	60,433
Due to related parties	22,594	38,425
Total current liabilities	453,213	456,339
Long-term liabilities	5,686	0
Total liabilities	458,899	456,339
Net revenue	1,172,252	1,124,158	908,357
Net income/(loss)	89,105	98,781	82,200
Cash flows of the VIEs
Net cash provided by operating activities	219,510	144,958	182,376
Net cash used in investing activities	(217,551)	(650,797)	(407,402)
Net cash provided by financing activities	(33,414)	1	618,942
Consolidated VIEs [Member]
ASSETS
Cash and cash equivalents	12,209	20,467
Restricted cash	5,342	0
Short-term investments	7,192	7,305
Account and financing receivables, net	72,214	64,584
Prepaid and other current assets	3,942	1,213
Intra-Sogou Group receivable due from the Company and the Company's subsidiaries	19,765	29,755
Due from related parties	683	17
Total current assets	121,347	123,341
Long-term investments, net	26,169	26,129
Fixed assets, net	761	392
Goodwill	3,412	3,468
Other assets	1,902	315
Total assets	153,591	153,645
LIABILITIES
Accounts payable	66,186	57,051
Accrued and other short-term liabilities	55,694	49,493
Receipts in advance	8,981	3,647
Accrued salary and benefits	1,250	1,692
Taxes payable	6,084	6,582
Due to related parties	108	20,552
Total current liabilities	138,303	139,017
Long-term liabilities	1,130	0
Total liabilities	139,433	139,017
Net revenue	501,495	423,270	257,424
Net income/(loss)	(1,491)	(19,534)	28,944
Cash flows of the VIEs
Net cash provided by operating activities	(5,046)	51,657	5,198
Net cash used in investing activities	(18,040)	(48,161)	(5,218)
Net cash provided by financing activities	$ 8,601	$ 0	$ 0